Debt and Other Financing Arrangements - Annual Principal Maturities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member]	Nov. 20, 2012 6.375% Senior Notes Due 2022 [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] 6.375% Senior Notes Due 2022 [Member]
Proforma Debt Instrument [Line Items]
Capital lease, 2013				$ 6.3
Capital lease, 2014				4.0
Capital lease, 2015				3.5
Capital lease, 2016				3.8
Capital lease, 2017				2.6
Capital lease, Thereafter				12.0
Total debt on capital lease	31.0			32.2	42.9
Long term debt, 2013
Long term debt, 2014
Long term debt, 2015
Long term debt, 2016
Long term debt, 2017
Long term debt, Thereafter						525.0
Total long term debt	525.0	525.0	525.0	525.0		525.0
Debt, 2013				6.3
Debt, 2014				4.0
Debt, 2015				3.5
Debt, 2016				3.8
Debt, 2017				2.6
Debt, Thereafter				537.0
Total debt				$ 557.2